[LOGO] HUSSMAN

                             STRATEGIC GROWTH FUND

             For Investors Seeking Long-Term Capital Appreciation,
                 with Added Emphasis on Capital Preservation in
                         Unfavorable Market Conditions

                                TREND UNIFORMITY
V
A
L                           FAVORABLE        UNFAVORABLE
U                           -------------------------------
A          FAVORABLE        AGGRESSIVE       MODERATE
T                           -------------------------------
I          UNFAVORABLE      POSITIVE         HEDGED
O                           -------------------------------
N

HUSSMAN INVESTMENT TRUST                               PROSPECTUS: JULY 20, 2000

   For information or assistance in opening an account, please call toll-free
                         1-800-HUSSMAN (1-800-487-7626)

This Prospectus has information you should know before you invest. Please read it carefully and keep it with your investment records. Although these securities have been registered with the Securities and Exchange Commission, the Commission has not approved or disapproved the Fund's shares or determined if this Prospectus is accurate or complete. It is a criminal offense to state otherwise.

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Table of Contents
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Risk/Return Summary ......................................................     1
Fees and Expenses ........................................................     4
Investment Objective, Principal Strategies
   and Related Risks .....................................................     5
Fund Management ..........................................................    11
How the Fund Values Its Shares ...........................................    13
How to Buy Shares ........................................................    13
How to Redeem Shares .....................................................    16
Shareholder Services .....................................................    19
Dividends, Distributions and Taxes .......................................    20

[Photo of Dr. John Hussman]

John P. Hussman, Ph.D. is the president of Hussman Econometrics Advisors and the portfolio manager of the Hussman Strategic Growth Fund. Previously, Dr. Hussman was a professor at the University of Michigan, where he taught courses in Financial Markets, Banking, and International Finance. He holds a Ph.D. in Economics from Stanford University. He also holds a B.A. in Economics, Phi Beta Kappa, and an M.S. in Education and Social Policy from Northwestern University..

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Hussman Strategic Growth Fund                                      (800) HUSSMAN

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Risk/Return Summary
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WHAT IS THE FUND'S INVESTMENT OBJECTIVE?

     The HUSSMAN STRATEGIC GROWTH FUND seeks to provide long-term capital appreciation, with added emphasis on capital preservation during unfavorable market conditions.

WHAT ARE THE FUND'S PRINCIPAL INVESTMENT STRATEGIES?

     The Fund is designed for investors who want to participate in the stock market while still being protected during unfavorable market climates. The Fund's portfolio will typically be fully invested in common stocks favored by Hussman Econometrics Advisors, Inc., the Fund's investment manager, except for modest cash balances that may occasionally arise due to the day-to-day management of the portfolio. When market conditions are favorable in the view of the investment manager, the Fund may use options to increase its investment position. When conditions are viewed as unfavorable, the Fund may use options and index futures to reduce its exposure to market fluctuations.

     Based on historical evidence, the investment manager believes that market return/risk characteristics differ significantly across market conditions. The two most important dimensions considered by the investment manager are "valuation" and "trend uniformity". Favorable valuation means that stock prices appear reasonable in view of the stream of earnings, dividends, revenues and cash flows expected in the future. Favorable trend uniformity means that price trends are generally advancing across a wide range of securities and industry groups, including large-capitalization stocks, small-capitalization stocks, corporate bonds, Treasury securities, utility stocks, and so forth. Historically, different combinations of valuation and trend uniformity have been accompanied by significantly different stock market performance in terms of return/risk. The investment manager intends to intentionally "leverage" or increase the stock market exposure of the Fund in environments where the return from market risk is expected to be high, and to reduce or "hedge" the exposure of the Fund in environments where the return from market risk is expected to be unfavorable.

     Specific strategies for "leveraging" or increasing stock market exposure include buying call options on individual stocks or market indices and writing put options on stocks which the Fund seeks to own. The maximum position of the Fund in stocks, either directly through purchases of stock or indirectly through option positions, will be limited to 150% of its net assets. This means that the value of the underlying positions represented by options will be limited to 50% of the value of the Fund's net assets at the time of investment.

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                                                                               1
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Risk/Return Summary (continued)
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     Specific  strategies  for reducing or  "hedging"  market  exposure  include buying put options on individual stocks or market indices, writing covered call options on stocks which the Fund owns or call options on market indices, and establishing short futures positions on one or more market indices closely correlated with the Fund's portfolio. The total notional value of such positions is not expected to exceed the value of stocks owned by the Fund, so the most defensive position expected by the Fund will be a "market neutral" position in which long and short positions are of equal size.

     In general, the stock selection approach of the investment manager focuses on securities demonstrating favorable valuation and/or trend strength. An important factor is the relationship between current price and the present value of expected future cash flows or dividends. Other valuation measures, such as the ratio of the stock price to earnings and stock price to revenue, are also analyzed in relation to expected future growth rates. The analysis of market activity includes measurements of price strength and unusual trading volume. The investment manager believes that strength in these measures is often followed by favorable earnings surprises above consensus estimates.

     The choice of market indices used for hedging will be based on a consideration of the securities held by the portfolio from time to time, and the liquidity of the futures and options on such indices. The Russell 2000 Index, rep-resenting roughly two-thirds of the actively traded stocks in the United States, has historically been most closely correlated with Hussman's stock selection approach. This index includes stocks with market capitalizations between about $300 million and $2.5 billion. The investment manager does not, however, specifically restrict the selection of stocks to companies with capitalizations in this range.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING IN THE FUND?

     The principal risks of the Fund are the risks generally associated with investing in stocks. Stock market movements will affect the Fund's share price on a daily basis. Significant declines are possible both in the overall stock market and in the specific securities held by the Fund. The market values of common stocks can fluctuate significantly, reflecting such things as the business performance of the issuing company, investors' perceptions of the company or the overall stock market and general economic conditions.

     The success of the Fund's investment strategy depends largely on the investment manager's skill in assessing the potential of the securities in which

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2  Hussman Strategic Growth Fund                                   (800) HUSSMAN
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Risk/Return Summary (continued)
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the Fund invests. Also, because the Fund's investment position at any given time will range from aggressive to defensive depending on the investment manager's current view of the overall climate of the stock market, a significant factor affecting the Fund's performance will be the investment manager's ability through its proprietary models to correctly identify market conditions. For example, if the Fund has taken a defensive posture by hedging its portfolio, and stock prices advance unexpectedly, the return to investors will be lower than if the portfolio had not been hedged. Alternatively, if the Fund has leveraged its portfolio in a climate which has historically been favorable for stocks, an unanticipated market decline will magnify the Fund's investment losses. When the Fund is in its most aggressive position, the share price of the Fund could be expected to fluctuate as much as 1 1/2 times as much as if the Fund had not leveraged its portfolio.

     The techniques that will be used by the Fund to hedge its portfolio are generally considered by the investment manager to be conservative strategies, but involve certain risks. For example, a hedge might not actually correlate well to the price movements of the Fund's stock investments and may have unexpected or undesired results, such as a loss or a reduction in gains. When options are owned by the Fund, it is possible that they may lose value over time, even if the securities underlying such options are unchanged.

     Shares of the Fund may fall in value and there is a risk that you could lose money by investing in the Fund. There can be no assurance that the Fund will achieve its investment objective.

WHAT HAS BEEN THE FUND'S PERFORMANCE HISTORY?

     The Fund is new and therefore does not have a performance history for a full calendar year.

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                                                                               3
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Fees and Expenses
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This table describes the fees and expenses that you will pay if you buy and hold shares of the Fund.

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SHAREHOLDER FEES (fees paid directly from your investment)
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Maximum Sales Charge (Load) Imposed on Purchases                      None
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Maximum Contingent Deferred Sales Charge (Load)                       None
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Maximum Sales Charge (Load) Imposed on Reinvested Dividends           None
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Redemption Fee (as a percentage of the amount redeemed)               1.5%(1)(2)
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ANNUAL FUND OPERATING EXPENSES (expenses that are deducted from Fund assets)
--------------------------------------------------------------------------------
Management Fees                                                       1.25%
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Distribution (12b-1) Fees                                             None
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Other Expenses(3)                                                     1.48%
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Total Annual Fund Operating Expenses                                  2.73%
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Waivers and/or Expense Reimbursements(4)                              (.73%)
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Net Expenses                                                          2.00%
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(1)  The  redemption  fee is imposed only on  redemptions  of shares  WITHIN SIX
     MONTHS OF THE DATE OF PURCHASE and does not apply to the redemption of shares acquired through reinvestment of dividends and other distributions.

(2) A wire transfer fee of $13 is charged by the Fund's custodian in the case of redemptions paid by wire transfer. This fee is subject to change.

(3)  Other Expenses are based on estimated expenses for the current fiscal year.

(4) The investment manager has contractually agreed to waive a portion of its advisory fees or reimburse a portion of the Fund's operating expenses until at least December 31, 2001 so that the Fund's ordinary operating expenses do not exceed an amount equal to 2.00% per annum. Advisory fee waivers and expense reim-bursements by the investment manager are generally subject to repayment by the Fund for a period of three years after such fees and expenses were incurred provided that the repayments do not cause the ordinary operating expenses to exceed 2.00% per annum.

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4  Hussman Strategic Growth Fund                                   (800) HUSSMAN
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Fees and Expenses (continued)
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EXAMPLE:

     This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. It assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your invest-ment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

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                                                     1               3
                                                  YEAR           YEARS
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                                                  $203            $742

Investment Objective, Principal Strategies and
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Related Risks
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INVESTMENT OBJECTIVE

The Fund seeks to provide long-term capital appreciation, with added emphasis on capital preservation during unfavorable market conditions.

PORTFOLIO MANAGEMENT PROCESS

SECURITY SELECTION

     Individual stocks are chosen from the universe of all stocks traded on the New York Stock Exchange, the American Stock Exchange, and the NASDAQ System. The investment manager's investment process involves an analysis of a company's "fundamentals" - revenues, earnings, cash-flows, dividends, and balance sheet information - coupled with an analysis of price trends and trading volume.

     The investment manager's selection model generally seeks securities which display one or more of the following: 1) favorable valuation, meaning a price which is attractive relative to revenues, earnings, cash-flows and dividends expected in the future, 2) positive "surprises" in earnings and

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                                                                               5
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Investment Objective, Principal Strategies and
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Related Risks (continued)
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expected future growth rates estimated by Wall Street analysts, and 3) favorable market action as measured by price strength and trading volume.

     The investment manager believes that the information contained in earnings, balance sheets and annual reports represents only a fraction of what is known about a given stock. The price behavior and trading volume of a stock may reveal additional information about what traders know. For example, positive earnings surprises are generally followed by price strength. More importantly, such surprises are often preceded by price strength. So in addition to using fundamental research on earnings and valuation, the investment manager relies on proprietary statistical methods to infer as much information as possible from the behavior of individual stock prices. Stated simply, these statistical methods attempt to "filter" information from volatile price behavior in the similar way that a radio isolates a signal from noisy airwaves.

     The focus of this approach is to buy securities of quality companies exhibiting attractive valuation, as well as price and volume behavior which conveys favorable information about future earnings surprises.

MARKET CLIMATE

     Some risks are more rewarding than others. Rather than exposing the Fund to stock market risk at all times, the investment manager attempts to limit the risk of major capital loss during historically unfavorable market conditions. In conditions which the investment manager identifies as involving high risk and low expected return, the Fund's portfolio will be hedged by using stock index futures, options on stock indices or options on individual securities. Under extremely negative market conditions, the Fund's portfolio may be fully hedged, or "market neutral". The Fund will typically be fully invested or leveraged when the investment manager identifies conditions in which stocks have historically been rewarding investments.

     The following discussion is intended to explain the general framework used by the investment manager to assess whether market conditions are favorable or unfavorable. It should not be interpreted as an exhaustive account of the market analysis techniques used by Hussman. The descriptions of market performance during various investment climates are based on historical data. There is no assurance that these historical return/risk profiles will persist in the future.

     The  investment   manager's   approach  combines   "valuation"  and  "trend
uniformity" to define investment conditions. Favorable valuation means that stock prices appear reasonable in view of the stream of earnings, dividends, rev-

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6  Hussman Strategic Growth Fund                                   (800) HUSSMAN
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Investment Objective, Principal Strategies and
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Related Risks (continued)
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enues and cash flows expected in the future.  Favorable trend  uniformity  means that price trends are generally advancing across a wide range of securities and industry groups, including large-capitalization stocks, small-capitalization stocks, corporate bonds, Treasury securities, utility stocks, and so forth.

     Each  unique  combination  of  valuation  and trend  uniformity  conditions produces a specific "Market Climate", with its own average historical characteristics of expected return and risk. The intent of the Fund is not to "predict" market direction. All of the Market Climates defined by the investment manager may experience short-term returns which are both positive and negative. Rather, the intent of the Fund is to accept those investment risks which are likely to be compensated by high returns, on average, while attempting to systematically avoid those risks which have historically not been compensated.

     The investment manager believes that the strongest returns will emerge when both valuations and trend uniformity conditions are extremely favorable. On a historical basis, much of the lowest risk, highest return performance of the market has been associated with these conditions. Accordingly, this is typically a climate in which the Fund will establish an aggressive investment position, possibly including the use of leverage. Although historical stock market returns in this climate have been above the norm, on average, it is possible that returns in this climate may be negative during any particular period. The use of leverage during such a period could lead to a greater loss than if the Fund had not leveraged.

     In contrast, the investment manager believes that the most severe market losses will emerge when both valuations and trend uniformity are unfavorable. The historical frequency of such negative Market Climates is quite low, occurring about 20% of the time. But when both valuations and trend uniformity conditions have been unfavorable, the stock market has historically generated poor returns, on average. Even so, it is possible that returns in this climate may be positive during any particular period. The use of hedging during such a period could lead to a loss or a smaller gain than if the Fund had not hedged.

     Hedging and leverage may be used to a lesser extent during intermediate Market Climates where either valuations or trend uniformity is favorable and the other is unfavorable. When stock valuations have been unfavorably high but trend uniformity has been favorable, stocks have historically generated above-average returns. In this climate, the Fund may partially hedge its portfolio, but will generally maintain a positive market position overall. While

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                                                                               7
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Investment Objective, Principal Strategies and
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Related Risks (continued)
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actual  returns will vary  depending on the specific  stocks held by the Fund, a
"positive market position" means a portfolio which would be expected to benefit from a general advance in the stock market. When valuations have been favorable but trend uniformity has been unfavorable, stocks have historically generated positive but more moderate returns. In this climate, the Fund may be fully or partially hedged, and may attempt to increase stock market exposure by leveraging in response to general price declines.

     Here are the general characteristics of the basic Market Climates as defined by the investment manager, based on historical market data, and the general investing approaches for the Fund which correspond to those climates:

                                       TREND UNIFORMITY

                        FAVORABLE                            UNFAVORABLE
               -----------------------------------------------------------------
               Very High Expected Return               Average Expected Return

               Relatively Low Risk of Loss             Considerable Risk of Loss
  FAVORABLE
V              Modest Volatility                       Very High Volatility
A
L              Emphasize aggressive opportunities      Increase market exposure
U              for capital appreciation                moderately on declines
A              -----------------------------------------------------------------
T              Above Average Expected Return           Negative Expected Return
I
O              Modest Risk of Loss                     Extreme Risk of Loss
N
  UNFAVORABLE  Modest Volatility                       High Volatility

               Maintain a generally                    Emphasize preservation
               positive market position                of capital
               -----------------------------------------------------------------

INVESTMENT PRACTICES AND RISKS

     A brief description of the principal investment strategies that the Fund may employ and the principal risks associated with these strategies is provided below. Because of the types of securities in which the Fund invests and the investment techniques the Fund uses, the Fund is designed for investors who are investing for the long term. While the investment manager tries to reduce risks by diversifying investments, by carefully researching securities before they are purchased, and by using hedging techniques when considered appropriate, adverse changes in overall market prices and the prices of investments held by the Fund can occur at any time and there is no assurance that the Fund will achieve its investment objective. When you redeem your Fund shares, they may be worth more or less than what you paid for them.

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8  Hussman Strategic Growth Fund                                   (800) HUSSMAN
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Investment Objective, Principal Strategies and
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Related Risks (continued)
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o    STOCK  INVESTMENT  RISKS.  Because the Fund  normally  invests  most,  or a substantial portion, of its assets in common stocks, the value of the Fund's portfolio will be affected by changes in the stock markets. At times, the stock markets can be volatile, and stock prices can change drastically. This market risk will affect the Fund's share price, which will fluctuate as the values of the Fund's investment securities and other assets change. Not all stock prices change uniformly or at the same time, and not all stock markets move in the same direction at the same time. In addition, other factors can adversely affect a particular stock's prices (for example, poor earnings reports by an issuer, loss of major customers, major litigation against an issuer, or changes in government regulations affecting an industry). Not all of these factors can be predicted.

     The success of the Fund's investment strategy depends largely on the investment manager's skill in analyzing and selecting securities for purchase and sale and the accuracy and appropriateness of the models utilized by the investment manager in determining which securities to purchase and in determining whether to leverage or hedge the Fund's portfolio.

o DERIVATIVE INSTRUMENTS. The Fund may sell futures contracts on broad-based stock indices (and options on such futures contracts), and may purchase and write put and call options on such indices. The Fund may also purchase and write call and put options on individual securities. These are all referred to as "derivative" instruments, since their values are based on ("derived from") the values of other securities.

     A stock index futures contract is an agreement to take or make delivery of an amount of cash based on the difference between the value of the index at the beginning and at the end of the contract period. When a futures contract is sold short, the seller earns a positive return if the stock index declines, and earns a negative return if the stock index advances. The primary use of stock index futures by the Fund will be to hedge the Fund's stock portfolio against potential market declines. The term "hedging" refers to the practice of attempting to offset a potential loss in one position by establishing an opposite position in another investment.

     A call option gives the purchaser of the option the right to purchase the underlying security from the writer of the option at a specified exercise price. A put option gives the purchaser of the option the right to sell the underlying security to the writer of the option at a specified exercise price. The expected use of call options by the Fund will generally be to purchase

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                                                                               9
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Investment Objective, Principal Strategies and
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Related Risks (continued)
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     call  options  on stocks  which the Fund  seeks to own,  and to write  call options on stocks which are owned by the Fund but are not expected to advance significantly over the short term. Call options may also be written on market indices for the purpose of hedging market risk. The expected use of put options by the Fund will generally be to purchase put options on market indices for the purpose of hedging market risk, and to write put options as a method of reducing the potential acquisition cost of stocks which the Fund seeks to own.

     The Fund will adhere to specific limitations on its use of derivatives. The most aggressive stance expected to be taken by the Fund will be a leveraged position in which the total ownership of stocks, directly through purchase and indirectly through options, is equal to 150% of net assets. This means that the value of the underlying positions represented by these options will be limited to 50% of the value of the Fund's net assets at the time of investment. Thus, when the Fund is in its most aggressive stance, the share price of the Fund could be expected to fluctuate as much as 1 1 /2 times as much as if the Fund had not leveraged its portfolio. The most defensive stance expected to be taken by the Fund will be a "market neutral" position. Accordingly, even during the most unfavorable market conditions, the notional value of hedging positions through the combination of short futures contracts, short call options and purchased put options will not significantly exceed the value of the stock portfolio owned by the Fund.

     The percentage limitations on the use of derivative instruments set forth above applies at the time an investment in a derivative is made. A later change in percentage resulting from an increase or decrease in the values of investments or in the net assets of the Fund will not constitute a violation of such limitations.

     Derivative instruments can be volatile and involve considerable risks. The use of such instruments requires special skills and knowledge of investment techniques that are different than those normally required for purchasing and selling securities. If the investment manager uses a derivative instrument at the wrong time or judges market conditions incorrectly, or if the derivative instrument does not perform as expected, these strategies may significantly reduce the Fund's return. The Fund could also experience losses if the indices underlying its futures and options positions are not closely correlated with its other investments, or if the Fund is unable to close out a position because the market for the option or future becomes illiquid. Options purchased by the Fund may decline in

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10  Hussman Strategic Growth Fund                                  (800) HUSSMAN

Investment Objective, Principal Strategies and
--------------------------------------------------------------------------------
Related Risks (continued)
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     value with the  passage of time,  even in the  absence of  movement  in the underlying security.

o PORTFOLIO TURNOVER. The Fund's trading in some stocks may be relatively short-term, meaning that the Fund may buy a security and sell it a short period of time thereafter to realize gains, if it is believed that an alternative investment may provide greater future growth. This activity may create higher transaction costs due to commissions and other expenses, which would reduce the Fund's performance. In addition, a high level of short-term trading may increase the amount of taxable distributions to shareholders at the end of the year, which would reduce the after-tax performance of the Fund.

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Fund Management
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THE INVESTMENT ADVISER

     Hussman Econometrics Advisors, Inc. ("Hussman"), 3525 Ellicott Mills Drive, Ellicott City, Maryland 21043, serves as the investment adviser to the Fund. Hussman is a registered investment adviser that manages more than $25 million in assets as of the date of this Prospectus. John P. Hussman, Ph.D. (Economics, Stanford University, 1992) is the Chairman, President and controlling shareholder of Hussman. Dr. Hussman also serves as the President of Hussman Investment Trust and portfolio manager of the Fund. From 1992 until 1999, he was an Adjunct Assistant Professor of Economics and International Finance at the University of Michigan. His academic research has focused on financial market efficiency and information economics. Subject to the Fund's investment objectives and strategies, Dr. Hussman makes the day-to-day investment decisions and continuously reviews, supervises and administers the Fund's investment program.

     For its services, the Fund pays Hussman an investment advisory fee computed at the annual rate of 1.25% of the Fund's average daily net assets, less any fee waivers and expense reimbursements. The investment advisory fee paid by the Fund is higher than those paid by most other mutual funds.

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                                                                              11

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Fund Management (continued)
--------------------------------------------------------------------------------

     Hussman has agreed, until at least December 31, 2001, to waive its investment advisory fees and to reimburse Fund expenses to the extent necessary to limit the Fund's aggregate annual ordinary operating expenses to 2% of its average daily net assets. Any such fee waivers by Hussman through December 31, 2001 or thereafter, or payments or reimbursements of expenses which are the Fund's obligation, are subject to repayment by the Fund pro-vided that the repayment does not cause the Fund's ordinary operating expenses to exceed the 2% limit, and provided further that the fees and expenses which are the subject of the repayment were incurred within three years of the repayment.

THE ADMINISTRATOR

     Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, serves as the Fund's administrator, transfer agent and fund accounting agent. Management and administrative services of Ultimus include
(i) providing office space, equipment and officers and clerical personnel to the Fund, (ii) obtaining valuations, calculating net asset values and performing other accounting, tax and financial services, (iii) recordkeeping, (iv)
regulatory, compliance and reporting services, (v) processing shareholder account transactions and disbursing dividends and distributions, and (vi) supervising custodial and other third party services.

     The Statement of Additional Information has more detailed information about Hussman and other service providers to the Fund.

--------------------------------------------------------------------------------
12  Hussman Strategic Growth Fund                                  (800) HUSSMAN

--------------------------------------------------------------------------------
How the Fund Values Its Shares
--------------------------------------------------------------------------------

     The net asset value ("NAV") of the Fund's shares is calculated at the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on each day that the Exchange is open for business. To calculate NAV, the Fund's assets are valued and totaled, liabilities are subtracted, and the balance is divided by the number of shares outstanding. The Fund values its portfolio securities at their current market value determined on the basis of market quotations, or, if market quotations are not readily available, at their fair value as determined under procedures adopted by the Fund's Board of Trustees.

     Your order to purchase or redeem shares is priced at the next NAV calculated after your order is received in proper form by the Fund. Redemptions of Fund shares may be subject to a redemption fee (see "How to Redeem Shares" for details).

--------------------------------------------------------------------------------
How to Buy Shares
--------------------------------------------------------------------------------

     The Fund is no-load, which means that shares may be purchased without imposition of a sales charge. Shares of the Fund are available for purchase from the Fund every day the New York Stock Exchange is open for business, at the Fund's NAV per share next calculated after receipt of the purchase order in proper form. The Fund reserves the right to reject any purchase request. Investors who purchase and redeem shares through a broker or other financial intermediary may be charged a fee by such broker or intermediary.

MINIMUM INVESTMENT

     The minimum initial investment in the Fund is $1,000, except an IRA or a gift to minors, for which the minimum initial investment is $500. The minimum investment may also be waived or reduced for certain other types of retirement accounts, gifts to minors, and direct deposit accounts. See "Shareholder Services."

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How to Buy Shares (continued)
--------------------------------------------------------------------------------

OPENING AN ACCOUNT

     An account may be opened by mail or bank wire, as follows:

     BY MAIL. To open a new account by mail:

o    Complete and sign the account application.

o    Enclose a check payable to the Fund.

o Mail the application and the check to the Fund's transfer agent, Ultimus Fund Solutions, LLC (the "Transfer Agent") at the following address:

          Hussman Investment Trust
          c/o Ultimus Fund Solutions, LLC
          P.O. Box 46707
          Cincinnati, Ohio 45246

     BY WIRE. To open a new account by wire, call the Transfer Agent at 1-800-HUSSMAN. A representative will assist you in obtaining an account application by telecopy (or mail), which must be completed, signed and telecopied (or mailed) to the Transfer Agent before payment by wire may be made. Then, request your financial institution to wire immediately available funds to:

          FIRSTAR Bank, N.A.
          ABA # 04-20000-13
          Attention: Hussman Strategic Growth Fund
          Credit Account # 821663168
          Account Name _________________
          For Account # _________________

     The order is considered received when Firstar Bank, N.A., the Fund's custodian (the "Custodian") receives payment by wire. However, the completed account application must be mailed to the Transfer Agent on the same day the wire payment is made. See "Opening an Account - By Mail" above. Your financial institution may charge a fee for wiring funds.

SUBSEQUENT INVESTMENTS

     Once an account is open, additional purchases of Fund shares may be made at any time in minimum amounts of $100, except for an IRA, which must be in amounts of at least $50. Additional purchases may be made:

--------------------------------------------------------------------------------
14  Hussman Strategic Growth Fund                                  (800) HUSSMAN

--------------------------------------------------------------------------------
How to Buy Shares (continued)
--------------------------------------------------------------------------------

o By sending a check, made payable to the Fund, to Hussman Investment Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246. The shareholder will be responsible for any fees incurred or losses suffered by the Fund as a result of any check returned for insufficient funds.

o By wire to the Fund account as described under "Opening an Account - By Wire." Shareholders should call the Transfer Agent at 1-800-HUSSMAN before wiring funds.

o By electronic funds transfer from a financial institution through the Automated Clearing House ("ACH"), as described below.

o    By telephone order, as described below.

     BY AUTOMATED CLEARING HOUSE (ACH). Once an account is open, shares may be purchased or redeemed through ACH in minimum amounts of $100. ACH is the electronic transfer of funds directly between an account with a financial institution and the Fund. In order to use the ACH service, the ACH Authorization section of the account application must be completed. For existing accounts, an ACH Authorization Form may be obtained by calling the Transfer Agent at 1-800-HUSSMAN. Allow at least two weeks for preparation before using ACH. To order a purchase or redemption by ACH, call the Transfer Agent at 1-800-HUSSMAN. There are no charges for ACH transactions imposed by the Fund or the Transfer Agent. ACH share purchase trans-actions are completed when payment is received, approximately two business days following the placement of the transfer order.

     ACH may be used to make direct deposits into a Fund account of part or all of recurring payments made to a shareholder by his or her employer (corporate, federal, military, or other) or by the Social Security Administration.

     BY TELEPHONE ORDER. Once an account is open, shares may be purchased at the next NAV calculated after your order is placed by calling the Transfer Agent at 1-800-HUSSMAN before the close of regular trading on the New York Stock Exchange (generally 4:00 p.m., Eastern time) on that day. Orders must be for $1,000 or more and may not be for an amount greater than twice the value of the existing account at the time the order is placed. Payment by check or wire must be received within three business days after the order is placed, or the order will be cancelled and the shareholder will be responsible for any resulting loss to the Fund. Payment of telephone orders by check may not be mailed to the Transfer Agent's P.O. Box address, but must be

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How to Buy Shares (continued)
--------------------------------------------------------------------------------

mailed to the Transfer Agent at Ultimus Fund Solutions, LLC, 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246. Payment must be accompanied by the order number given at the time the order is placed. A written confirmation with complete purchase information will be sent to the shareholder of record shortly after payment is received.

PURCHASES IN KIND

     The Fund may accept securities in lieu of cash in payment for the purchase of shares of the Fund. The acceptance of such securities is at the sole discretion of Hussman based upon the suitability of the securities as an investment for the Fund, the marketability of such securities, and other factors which Hussman may deem appropriate. If accepted, the securities will be valued using the same criteria and methods utilized for valuing securities to compute the Fund's NAV.

--------------------------------------------------------------------------------
How to Redeem Shares
--------------------------------------------------------------------------------

     Shares of the Fund may be redeemed on any day on which the Fund computes its net asset value. Shares are redeemed at their NAV next determined after the Transfer Agent receives the redemption request in proper form. Redemption requests may be made by mail or by telephone.

     BY MAIL. A shareholder may redeem shares by mailing a written request to Hussman Investment Trust, c/o Ultimus Fund Solutions, LLC, P.O. Box 46707, Cincinnati, Ohio 45246. Written requests must state the shareholder's name, the name of the Fund, the account number and the shares or dollar amount to be redeemed and be signed exactly as the shares are registered.

     SIGNATURES. Shareholders requesting a redemption of $5,000 or more, or a redemption of any amount payable to a person other than the shareholder of record or to be sent to an address other than that on record with the Fund, must have all signatures on written redemption requests guaranteed. The Transfer
Agent will accept signatures guaranteed by a financial institution whose deposits are insured by the FDIC; a member of the New York, American, Boston, Midwest, or Pacific Stock Exchange; or any other "eligible guarantor institution," as defined in the Securities Exchange Act of 1934. The Transfer Agent will not accept signature guarantees by a notary public. The

--------------------------------------------------------------------------------
16  Hussman Strategic Growth Fund                                  (800) HUSSMAN

--------------------------------------------------------------------------------
How to Redeem Shares (continued)
--------------------------------------------------------------------------------

Transfer Agent has adopted standards for accepting signature guarantees from the above institutions. The Fund may elect in the future to limit eligible signature guarantors to institutions that are members of a signature guarantee pro-gram. The Fund and its Transfer Agent reserve the right to amend these standards at any time without notice.

     Redemption requests by corporate and fiduciary shareholders must be accompanied by appropriate documentation establishing the authority of the person seeking to act on behalf of the account. Forms of resolutions and other documentation to assist in compliance with the Transfer Agent's procedures may be obtained by calling the Transfer Agent.

     BY TELEPHONE. You may also redeem shares by telephone by calling the Transfer Agent at 1-800-HUSSMAN. In order to make redemption requests by telephone, the Telephone Privileges section of the account application must be completed. For existing accounts, a Telephone Privileges form may be obtained by calling the Transfer Agent at 1-800-HUSSMAN.

     Telephone redemptions may be requested only if the proceeds are to be issued to the shareholder of record and mailed to the address on record with the Fund. Upon request, proceeds of $100 or more may be transferred by ACH, and proceeds of $1,000 or more may be transferred by wire, in either case to the account stated on the account application. Shareholders will be charged a fee of $13 by the Fund's custodian for outgoing wires.

     Telephone privileges and account designations may be changed by sending the Transfer Agent a written request with all signatures guaranteed as described above.

     The Transfer Agent requires personal identification before accepting any redemption request by telephone, and telephone redemption instructions may be recorded. If reasonable procedures are followed by the Transfer Agent, neither the Transfer Agent nor the Fund will be liable for losses due to unauthorized or fraudulent telephone instructions. In the event of drastic economic or market changes, a shareholder may experience difficulty in redeeming shares by telephone. If such a case should occur, redemption by mail should be considered.

RECEIVING PAYMENT

     The Trust normally makes payment for all shares redeemed within seven days after receipt by the Transfer Agent of a redemption request in proper form. Under unusual circumstances as provided by the rules of the Securities

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
How to Redeem Shares (continued)
--------------------------------------------------------------------------------

and Exchange Commission, the Fund may suspend the right of redemption or delay payment of redemptions for more than seven days. A requested wire of redemption proceeds normally will be sent on the business day following a redemption. However, when shares are purchased by check or through ACH, the proceeds from the redemption of those shares may not be paid until the purchase check or ACH transfer has been converted to federal funds, which could take up to 15 calendar days.

REDEMPTION FEE

     A redemption fee of 1.5% of the dollar value of the shares redeemed, payable to the Fund, is imposed on any redemption of shares within six months of the date of purchase. No redemption fee will be imposed to the extent that the value of the shares redeemed does not exceed (i) the current value of shares acquired through reinvestment of dividends or capital gain distributions, plus
(ii) any increase in the value of an investor's shares above the dollar amount of all of the investor's payments for the purchase of shares held by the investor at the time of redemption.

     In determining whether a redemption fee is applicable to a particular redemption, the calculation will be made in a manner that results in the lowest possible fee. It will be assumed that the redemption is made first from amounts representing shares acquired pursuant to the reinvestment of dividends and distributions; then, from amounts representing any increase in the value of shares above the total amount of payments for the purchase of such shares; then, from amounts representing shares purchased more than six months prior to redemption; and finally, from amounts representing shares purchased within six months prior to the redemption.

MINIMUM ACCOUNT BALANCE

     Due to the high cost of maintaining accounts with low balances, the Fund may involuntarily redeem shares in an account, and pay the proceeds to the shareholder, if the shareholder's account balance falls below a required mini-mum value of $1,000 ($500 for IRA accounts or gifts to minors) due to share-holder redemptions. This does not apply, however, if the balance falls below the minimum solely because of a decline in the Fund's NAV per share. Before shares are redeemed to close an account, the shareholder is notified in writing and allowed 30 days to purchase additional shares to meet the minimum requirement.

--------------------------------------------------------------------------------
18  Hussman Strategic Growth Fund                                  (800) HUSSMAN

--------------------------------------------------------------------------------
How to Redeem Shares (continued)
--------------------------------------------------------------------------------

REDEMPTIONS IN KIND

     The Fund reserves the right to make payment for a redemption in securities rather than cash, which is known as a "redemption in kind." This would be done only under extraordinary circumstances and if the Fund deems it advisable for the benefit of all shareholders, such as a very large redemption that could affect Fund operations (for example, more than 1% of the Fund's net assets). A redemption in kind will consist of securities equal in market value to your shares. When you convert these securities to cash, you will pay brokerage charges.

--------------------------------------------------------------------------------
Shareholder Services
--------------------------------------------------------------------------------

     Each time shares are purchased or redeemed, a statement will be mailed showing the details of the transaction and the number and value of shares owned after the transaction. Share certificates are not issued. Financial reports showing investments, income and expenses of the Fund are mailed to share-holders semi-annually. After the end of each year, shareholders receive a statement of all their transactions for the year.

     The Trust provides a number of plans and services to meet the special needs of certain investors, including (1) an automatic investment plan, (2) a payroll deduction plan, (3) a systematic withdrawal plan to provide monthly payments and
(4) retirement plans such as Individual Retirement Accounts. Information concerning these plans and related charges and account applications are available from the Transfer Agent by calling 1-800-HUSSMAN.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Dividends, Distributions and Taxes
--------------------------------------------------------------------------------

     Income dividends and net capital gain distributions, if any, are normally declared and paid annually in December. Your distributions of dividends and capital gains will be automatically reinvested in additional shares of the Fund unless you elect to receive them in cash. The Fund's distributions of income and capital gains, whether received in cash or reinvested in additional shares, will be subject to federal income tax.

     Income dividends and short-term capital gains distributions are generally taxed as ordinary income. Distributions of capital gains are generally taxed as long-term capital gains, regardless of how long you have held your Fund shares.

     When you redeem Fund shares, you generally realize a gain or loss. Except for tax-deferred accounts and tax-exempt investors, any gain on a redemption of Fund shares will be subject to federal income tax.

     You will be notified in January each year about the federal tax status of distributions made by the Fund during the prior year. Depending on your residence for tax purposes, distributions also may be subject to state and local taxes.

     Federal law requires the Fund to withhold taxes on distributions paid to shareholders who fail to provide a social security number or taxpayer identification number or fail to certify that such number is correct. Foreign shareholders may be subject to special withholding requirements.

     Because everyone's tax situation is not the same, you should consult your tax professional about federal, state and local tax consequences of an investment in the Fund.

--------------------------------------------------------------------------------
20  Hussman Strategic Growth Fund                                  (800) HUSSMAN

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                          ADMINISTRATOR/TRANSFER AGENT
                          Ultimus Fund Solutions, LLC
                         135 Merchant Street, Suite 230
                             Cincinnati, Ohio 45246

                                www.hussman.net
                         1-800-HUSSMAN (1-800-487-7626)

                               INVESTMENT ADVISER
                      Hussman Econometrics Advisors, Inc.
                       3525 Ellicott Mills Drive, Suite B
                         Ellicott City, Maryland 21043

                                   CUSTODIAN
                               Firstar Bank, N.A.
                               425 Walnut Street
                             Cincinnati, Ohio 45202

                            INDEPENDENT ACCOUNTANTS
                              Arthur Andersen LLP
                         425 Walnut Street, Suite 1500
                             Cincinnati, Ohio 45202

                                 LEGAL COUNSEL
                            Schulte Roth & Zabel LLP
                                900 Third Avenue
                            New York, New York 10022

                                 [LOGO] HUSSMAN

                              FOR MORE INFORMATION

In addition to the information contained in the Prospectus, the following documents are available free upon request:

          o    Annual and Semiannual Reports

     The Fund will publish annual and semiannual reports to shareholders that contain detailed information on the Fund's investments. The annual report will contain a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during the last fiscal year. The first annual report will be available within 60 days following the fiscal year ending June 30, 2001.

          o    Statement of Additional Information (SAI)

     The  SAI  provides  more  detailed   information  about  the  Fund.  It  is
     incorporated by reference and is legally considered a part of this Prospectus.

You may request copies of these materials and other information, without charge, or make inquiries to the Fund by writing to Ultimus Fund Solutions at the address on the previous page. You may also call toll-free:

                         1-800-HUSSMAN (1-800-487-7626)

Information about the Fund (including the SAI) can be reviewed and copied at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. Information about the operation of the Public Reference Room can be obtained by calling the Commission at 202-942-8090. Reports and other information about the Fund are available on the Commission's Internet site at http://www.sec.gov. Copies of information on the Commission's Internet site may be obtained, upon payment of a duplicating fee, by writing to the Securities and Exchange Commission, Public Reference Section, Washington, D.C. 20549-6009, or by sending your request electronically to the following e-mail address: publicinfo@sec.gov.

                    Investment Company Act File No. 811-9911

                                www.hussman.net

                               [GRAPHIC OMITTED]

                         HUSSMAN STRATEGIC GROWTH FUND

                           An Investment Portfolio of

                            HUSSMAN INVESTMENT TRUST

                       Statement of Additional Information

                                  July 20, 2000

     This Statement of Additional Information is not a Prospectus, but should be read in conjunction with the Prospectus for Hussman Investment Trust dated July 20, 2000, which may be supplemented from time to time. This Statement of Additional Information is incorporated by reference in its entirety into the Prospectus. Copies of the Prospectus may be obtained without charge, upon request, by writing Hussman Investment Trust at 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, or by calling toll free 1-800-HUSSMAN (1-800-487-7626).

                                TABLE OF CONTENTS

FUND OBJECTIVE, INVESTMENTS, STRATEGIES AND RISKS ........................     2

NET ASSET VALUE ..........................................................    11

ADDITIONAL PURCHASE AND REDEMPTION INFORMATION ...........................    11

SPECIAL SHAREHOLDER SERVICES .............................................    12

MANAGEMENT OF THE TRUST ..................................................    13

INVESTMENT ADVISER .......................................................    15

PORTFOLIO TRANSACTIONS ...................................................    16

OTHER SERVICE PROVIDERS ..................................................    17

GENERAL INFORMATION ......................................................    19

ADDITIONAL TAX INFORMATION ...............................................    20

PERFORMANCE INFORMATION ..................................................    21

FINANCIAL STATEMENTS .....................................................    24

                       STATEMENT OF ADDITIONAL INFORMATION
                       -----------------------------------

                            HUSSMAN INVESTMENT TRUST
                            ------------------------

     Hussman Investment Trust (the "Trust") is an open-end management investment company which currently offers one diversified investment portfolio, the Hussman Strategic Growth Fund (the "Fund"). The Trust was organized and its Agreement and Declaration of Trust was filed with the State of Ohio on June 1, 2000.

                FUND OBJECTIVE, INVESTMENTS, STRATEGIES AND RISKS

                              INVESTMENT OBJECTIVE

     The Fund's objective is to provide long-term capital appreciation, with added emphasis on capital preservation during unfavorable market conditions.

                ADDITIONAL INFORMATION ON PORTFOLIO INVESTMENTS,
                              STRATEGIES AND RISKS

     Information contained in this Statement of Additional Information expands upon information contained in the Fund Prospectus. No investment in shares of the Fund should be made without first reading the Prospectus.

OPTIONS AND FUTURES

     As discussed in the Prospectus, the Fund may engage in certain transactions in options and futures contracts and options on futures contracts. The specific transactions in which the Fund may engage are noted and described in the Prospectus. The discussion below provides additional information regarding the use of futures and options transactions.

     Regulatory Matters. The Fund will comply with and adhere to all limitations on the manner and extent to which it effects transactions in futures and options on such futures currently imposed by the rules and policy guidelines of the Commodity Futures Trading Commission as conditions for the exemption of a mutual fund, or the investment adviser thereto, from registration as a commodity pool operator. In accordance with those restrictions, the Fund will use futures and options thereon solely for bona fide hedging or for other non-speculative purposes within the meaning and intent of the applicable provisions of the Commodities Exchange Act and regulations thereunder. As to long positions which are used as part of the Fund's investment strategy and are incidental to its activities in the underlying cash market, the "underlying commodity value" of the Fund's futures and options thereon must not exceed the sum of (i) cash set aside in an identifiable manner, or short-term U.S. debt obligations or other dollar-denominated high-quality, short term money instruments so set aside, plus sums deposited on margin; (ii) cash proceeds from existing investments due in 30 days; and (iii) accrued profits held at the futures commission merchant. The "underlying commodity value" of a future is computed by multiplying the size of the future by the daily settlement price of the future.

For an option on a future, that value is the underlying commodity value of the future underlying the option.

     Futures and Options Transactions. The Fund may use futures contracts and related options for the purpose of seeking to reduce the overall investment risk that would otherwise be associated with the securities in which it invests. For example, the Fund may sell a stock index futures contract in anticipation of a general market or market sector decline that might adversely affect prices of the Fund's portfolio securities. To the extent that there is a correlation between the Fund's portfolio and a particular stock index, the sale of futures contracts on that index could reduce general market risk and permit the Fund to retain its securities positions.

     The Fund may purchase call options on individual stocks and baskets of stocks to hedge against a market advance that might increase the prices of securities that the Fund is planning to acquire. Alternatively, the Fund may sell stock index futures contracts (or purchase puts on such contracts) to provide protection against a decline in the price of a security below a specified level or a sector or general market decline. The Fund may purchase and write options in combination with each other to adjust the risk and return of its overall investment positions. For example, the Fund may purchase a put option and write a call option on the same underlying instrument, in order to synthesize a position similar to that which would be achieved by selling a futures contract.

     By purchasing a put option on an individual stock, the Fund could hedge the risk of a devaluation of that individual stock. The value of the put option would be expected to rise as a result of a market decline and thus could offset all or a portion of losses resulting from declines in the prices of individual securities held by the Fund. However, option premiums tend to decrease over time as the expiration date nears. Therefore, because of the cost of the option (in the form of premium and transaction costs), the Fund would suffer a loss in the put option if prices do not decline sufficiently to offset the deterioration in the value of the option premium.

     By purchasing a call option on a stock index, the Fund would attempt to participate in potential price increases of the underlying index, with results similar to those obtainable from purchasing a futures contract, but with risk limited to the cost of the option if stock prices fell. At the same time, the Fund would suffer a loss if stock prices do not rise sufficiently to offset the cost of the option.

     The Fund may engage in the writing (selling) of covered call options with respect to the securities in the Fund's portfolio to supplement the Fund's income and enhance total returns. The Fund may write (sell) listed or over-the-counter call options on individual securities held by the Fund, on baskets of such securities or on the Fund's portfolio as a whole. The Fund will write only covered call options, that is, the Fund will write call options only when it has in its portfolio (or has the right to acquire at no cost) the securities subject to the option. A written option may also be considered to be covered if the Fund owns an option that entirely or partially offsets its obligations under the written option. Index options will be considered covered if the pattern of price fluctuations of the Fund's portfolio or a portion thereof substantially replicates the pattern of price fluctuations in the index underlying the option. A call option written by the Fund obligates the Fund to sell specified securities to the holder of the option at a predetermined price if the option is exercised on or before its expiration date. An index call option written by the Fund obligates the Fund to make a cash payment to the holder of the option if the option is exercised and the value of the index has risen above a predetermined level on or before the expiration date of the option. The Fund may terminate its obligations under a call option by purchasing an option identical to the one written. Writing covered call options provides the Fund with opportunities to increase the returns earned from portfolio securities through the receipt of premiums paid by the purchasers of the options. Writing covered call options may reduce the Fund's returns if the value of the underlying security or index increases and the option position is exercised or closed out by the Fund at a loss.

     Risks of Futures and Options. The purchase and sale of options and futures contracts and related options involve risks different from those involved with direct investments in securities and also require different skills from the investment manager in managing the Fund's portfolio of investments. While utilization of options, futures contracts and similar instruments may be advantageous to the Fund, if the investment manager is not successful in employing such instruments in managing the Fund's investments or in predicting market changes, the Fund's performance will be worse than if the Fund did not make such investments. It is possible that there will be imperfect correlation, or even no correlation, between price movements of the investments being hedged and the options or futures used. It is also possible that the Fund may be unable to purchase or sell a portfolio security at a time that otherwise would be favorable for it to do so, or that the Fund may need to sell a portfolio security at a disadvantageous time, due to the need for the Fund to maintain "cover" or to segregate securities in connection with these transactions, or that the Fund may be unable to closed out or liquidate its hedged position. In addition, the Fund will pay commissions and other costs in connection with such investments, which may increase the Fund's expenses and reduce its yield. The Fund's current policy is to limit options and futures transaction to those described above. The Fund may purchase and write both over-the-counter and exchange traded options.

     Risks of Options on Stock Indices. As discussed above, the purchase and sale of options on stock indices will be subject to risks applicable to options transactions generally. In addition, the distinctive characteristics of options on indices create certain risks that are not present with stock options. Index prices may be distorted if trading of certain stocks included in the index is interrupted. Trading in index options also may be interrupted in certain circumstances, such as if trading were halted in a substantial number of stocks included in the index or if dissemination of the current level of an underlying index is interrupted. If this occurs, the Fund would not be able to close out options which it had purchased and, if restrictions on exercise were imposed, may be unable to exercise an option it holds, which could result in losses if the underlying index moves adversely before trading resumes. However, it is a policy of the Fund to purchase options only on indices which include a sufficient number of stocks so that the likelihood of a trading halt in the index is minimized.

     The purchaser of an index option may also be subject to a timing risk. If an option is exercised by the Fund before final determination of the closing index value for that day, the risk exists that the level of the underlying index may subsequently change. If such a change caused the exercised option to fall out-of-the-money (that is, the exercising of the option would result in a loss, not a gain), the Fund will be required to pay the difference between the closing index value and the exercise price of the option (times the applicable multiplier) to the assigned writer. Although the Fund may be able to minimize this risk by withholding exercise instructions until just before the daily cutoff time, it may not be possible to eliminate this risk entirely, because the exercise cutoff times for index options may be earlier than those fixed for other types of options and may occur before definitive closing index values are announced. Alternatively, when the index level is close to the exercise price, the Fund may sell rather than exercise the option. Although the markets for certain index option contracts have developed rapidly, the markets for other index options are not as liquid. The ability to establish and close out positions on such options will be subject to the development and maintenance of a liquid secondary market. It is not certain that this market will develop in all index option contracts. The Fund will not purchase or sell any index option contract unless and until, in the opinion of the investment manager, the market for such options has developed sufficiently that the risk in connection with such transactions is no greater than the risk in connection with options on stocks.

     Stock Index Futures Characteristics. Currently, stock index futures contracts can be purchased or sold with respect to several different stock
indices,   each  based  on  a  different  measure  of  market   performance.   A
determination as to which of the index contracts would be appropriate for purchase or sale by the Fund will be based upon, among other things, the liquidity offered by such contracts and the volatility of the underlying index.

     Unlike when the Fund purchases or sells a security, no price is paid to or received by the Fund upon the purchase or sale of a futures contract. Instead, the Fund will be required to deposit in its segregated asset account an amount of cash or qualifying securities (currently U.S. Treasury bills) currently ranging from approximately 10% to 15% of the contract amount. This is called "initial margin." Such initial margin is in the nature of a performance bond or good faith deposit on the contract which is returned to the Fund upon termination of the futures contract. Gains and losses on open contracts are required to be reflected in cash in the form of variation margin payments which the Fund may be required to make during the term of the contracts to its broker. Such payments would be required where, during the term of a stock index futures contract purchased by the Fund, the price of the underlying stock index declined, thereby making the Fund's position less valuable. In all instances involving the purchase of stock index futures contracts by the Fund, an amount of cash together with such other securities as permitted by applicable regulatory authorities to be utilized for such purpose, at least equal to the market value of the futures contracts, will be deposited in a segregated account with the Fund's custodian to collateralize the position. At any time prior to the expiration of a futures contract, the Fund may elect to close its position by taking an opposite position with will operate to terminate its position in the futures contract.

     Where futures are purchased to hedge against a possible increase in the price of a security before the Fund is able to fashion its program to invest in the security or in options on the security, it is possible that the market may decline. If the Fund, as a result, decided not to make the planned investment at that time either because of concern as to the possible further market decline or for other reasons, the Fund would realize a loss on the futures contract that is not offset by a reduction in the price of securities purchased.

     In addition to the possibility that there may be an imperfect correlation or no correlation at all between movements in the stock index future and the portion of the portfolio being hedged, the price of stock index futures may not correlate perfectly with movements in the stock index due to certain market distortions. All participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index itself and the value of a future. Moreover, the deposit requirements in the futures market are less onerous than margin requirements in the securities market and may therefore cause increased participation by speculators in the futures market. Such increased participation may also cause temporary price distortions. Due to the possibility of price distortion in the futures market and because of the imperfect correlation between movements in stock indices and movements in the prices of stock index futures, the value of stock index futures contracts as a hedging device may be reduced. In addition, if the Fund has insufficient available cash, it may at times have to sell securities to meet variation margin requirements. Such sales may have to be effected at a time when it may be disadvantageous to do so.

BORROWING MONEY

     Borrowing for the purpose of purchasing securities is a practice known as "leverage." This practice involves special risks and is considered a speculative investment technique. Leverage exists when the Fund incurs borrowings or other liabilities to enable it to purchase and hold investment positions in an amount that exceeds the Fund's capital base. Leverage creates the risk of magnified capital losses which occur when the additional investments purchased by using leverage decline in value because, in such cases, the Fund's losses will be greater than if it did not borrow money to purchase investments. Borrowing involves the creation of a liability that requires the Fund to pay interest.

     The risks of leverage include a higher volatility of the net asset value of the Fund's shares and the relatively greater effect on the net asset value of the shares caused by declines in the prices of the Fund's investments, adverse market movements and increases in the cost of borrowing. So long as the Fund is able to realize a net return on the additional investments purchased by using leverage that is higher than the interest expense incurred, leverage will result in higher investment returns to the Fund than if the Fund were not leveraged. On the other hand, changes in securities prices could cause the relationship between the cost of leveraging and the return to change so that rates involved in the leveraging arrangement may substantially increase relative to the return on the securities in which the proceeds of the leveraging have been invested. To the extent that the interest expense involved in leveraging approaches the net return on the Fund's investment portfolio, the benefit of leveraging will be reduced, and, if the interest expense on borrowings were to exceed the net return to shareholders, the Fund's use of leverage would result in a lower rate of return than if the Fund were not leveraged. Similarly, the effect of leverage in a declining market could be a greater decrease in net asset value per share than if the Fund were not leveraged. In an extreme case, if the Fund's current investment income were not sufficient to meet the interest expense of leveraging, it could be necessary for the Fund to liquidate certain of its investments at an inappropriate time.

     During the coming year, the Fund does not intend to borrow money for leveraging purposes, but may borrow up to 20% of its net assets to maintain necessary liquidity to make payments for redemptions of Fund shares; provided that the Fund will not purchase any additional investments while such borrowings are outstanding.

MONEY MARKET MUTUAL FUNDS

     The Fund may invest up to 5% of the value of its total assets in the securities of any one money market mutual fund, provided that the Fund may not acquire more than 3% of the total outstanding shares of any money market fund, and provided further that no more than 10% of the Fund's total assets may be invested in the securities of money market mutual funds in the aggregate. Notwithstanding the foregoing percentage limitations, the Fund may invest any percentage of its assets in a money market fund if immediately after such purchase not more than 3% of the total outstanding shares of such money market fund is owned by the Fund and all affiliated persons of the Fund. The Fund will incur additional expenses due to the duplication of expenses to the extent it invests in securities of money market mutual funds.

COMMERCIAL PAPER

     Commercial   paper  consists  of  unsecured   promissory  notes  issued  by
corporations. Issues of commercial paper normally have maturities of less than 9 months and fixed rates of return.

     The Fund may invest in commercial paper rated in any rating category or not rated by a Nationally Recognized Statistical Rating Organization ("NRSRO"). In general, investment in lower-rated instruments is more risky than investment in instruments in higher-rated categories.

ILLIQUID SECURITIES

     The Fund may purchase illiquid securities, but will not do so if as a result more than 15% of its net assets would be invested in those securities. Illiquid securities generally include (i) private placements and other securities that are subject to legal or contractual restrictions on resale or for which there is no readily available market (e.g., when trading in the security is suspended or, in the case of unlisted securities, when market makers do not exist or will not entertain bids or offers), (ii) over-the-counter options and assets used to cover over-the-counter options, and (iii) repurchase agreements not terminable within seven days.

     Because of the absence of a trading market for illiquid securities, the Fund may not be able to sell those securities at the times it desires to do so or at prices which are favorable. The investment manager will monitor the liquidity of the Fund's investments in illiquid securities. Certain Rule 144A securities will not be treated as "illiquid" for purposes of this limit on investments in accordance with procedures adopted by the Trust's Board of Trustees.

     The Fund, if it invests in securities for which there is no ready market, may not be able to readily sell such securities. Such securities are unlike securities that are traded in the open market and can be expected to be sold immediately if the market is adequate. The sale price of illiquid securities may be lower or higher than the investment manager's most recent estimate of their fair market value. Generally, less public information is available about the issuers of such securities than about companies whose securities are publicly traded.

REPURCHASE AGREEMENTS

     The Fund may purchase securities subject to repurchase agreements. Under the terms of a repurchase agreement, the Fund acquires securities from a member bank of the Federal Reserve or a registered broker-dealer which the investment manager deems creditworthy, subject to the seller's agreement to repurchase those securities at a mutually agreed upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying portfolio securities. The seller under a repurchase agreement is obligated to maintain at all times with the Fund's Custodian or a sub-custodian the underlying securities as collateral in an amount not less than the repurchase price (including accrued interest). If the seller defaults on its repurchase obligation or becomes insolvent, the Fund has the right to sell the collateral and recover the amount due from the seller. However, the Fund will suffer a loss to the extent that the proceeds from the sale of the underlying securities is less than the repurchase price under the agreement, or to the extent that the disposition of the securities by the Fund is delayed pending court action. Repurchase agreements are considered to be loans by the Fund under the Investment Company Act of 1940 (the "1940 Act").

LENDING OF PORTFOLIO SECURITIES

     In order to generate additional income, the Fund may, from time to time, lend its portfolio securities to broker-dealers, banks or institutional borrowers of securities. The Fund must receive 100% collateral in the form of cash or U.S. government securities. This collateral must be valued daily and, should the market value of the loaned securities increase, the borrower must furnish additional collateral to the Fund. During the time portfolio securities are on loan, the borrower pays the Fund any dividends or interest paid on such securities. Loans are subject to termination by the Fund or the borrower at any time. While the Fund does not have the right to vote securities on loan, it has the right to terminate the loan and regain the right to vote if that is considered important with respect to the investment. In the event the borrower defaults in its obligation to the Fund, the Fund bears the risk of delay in the recovery of its portfolio securities and the risk of loss of rights in the collateral. The Fund will only enter into loan arrangements with broker-dealers, banks or other institutions which the investment manager has determined are creditworthy under guidelines established by the Trustees.

     At such time as the Fund engages in the practice of securities lending, the Trustees will adopt procedures in order to manage the risks of securities lending.

INVESTMENT RESTRICTIONS

     The Fund's investment objective may not be changed without a vote of the holders of a majority of the Fund's outstanding shares. In addition, the Fund is subject to the following investment restrictions, which may not be changed without the affirmative vote of the holders of a majority of the Fund's outstanding shares. When used in this Statement of Additional Information and the Prospectus, a "majority" of the Fund's outstanding shares means the vote of the lesser of (1) two-thirds of the shares of the Fund present at a meeting if the holders or more than 50% of the outstanding shares are present in person or by proxy, or (2) more than 50% of the outstanding shares of the Fund.

     The Fund may not:

     1. Purchase securities which would cause 25% or more of the value of its total assets at the time of purchase to be invested in the securities of one or more issuers conducting their principal business activities in the same industry.

     2. With respect to 75% of its total assets, invest more than 5% of the value of its total assets in the securities of any one issuer or purchase more than 10% of the outstanding voting securities of any one issuer (except that such limitation does not apply to U.S. Government securities and securities of other investment companies).

     3. Borrow money, issue senior securities or mortgage, pledge or hypothecate its assets if such borrowings or other transactions would exceed more than 33 1/3% of the value of its total assets and except to the extent permitted under the 1940 Act or the rules, regulations or interpretations thereof.

     4. Make loans to other persons except (i) by the purchase of a portion of an issue of bonds, debentures or other debt securities; (ii) by lending portfolio securities in an amount not to exceed 33-1/3% of the value of its total assets; and (iii) by entering into repurchase agreements.

     5. Underwrite securities of other issuers, except to the extent that the disposition of portfolio securities, either directly from an issuer or from an underwriter for an issuer, may be deemed to be an underwriting under the federal securities laws.

     6. Purchase securities of companies for the purpose of exercising control.

     7. Purchase or sell real estate, except that the Fund may invest in securities of companies that invest in real estate or interests therein and in securities that are secured by real estate or interests therein.

     8. Purchase or sell commodities or commodities contracts, except that the Fund may purchase and sell futures contracts and options thereon.

     Unless stated otherwise, if a percentage limitation set forth above, or stated elsewhere in this Statement of Additional Information or in the Prospectus, is met at the time an investment is made, a later change in percentage resulting from a change in the value of the Fund's investments or in the net assets of the Fund will not constitute a violation of such percentage limitation.

PORTFOLIO TURNOVER

     The portfolio turnover rate for the Fund is calculated by dividing the lesser of the Fund's purchases or sales of portfolio securities for the year by the monthly average value of the securities. The portfolio turnover rates for the Fund may vary greatly from year to year as well as within a particular year, and may also be affected by cash requirements for redemption of shares or implementation of hedging strategies. High portfolio turnover rates will generally result in higher transaction costs to the Fund, including brokerage commissions, and may result in additional tax consequences to the Fund's shareholders. The investment manager does not anticipate that the Fund's annual portfolio turnover rate will exceed 200%.

                                 NET ASSET VALUE

     The net asset value of the Fund is determined and the shares of the Fund are priced as of the close of trading on each day on which the New York Stock Exchange (the "NYSE") is open for trading. Currently, the NYSE will not be open in observance of the following holidays: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day.

     In valuing the assets of the Fund for purposes of computing net asset value, securities are valued at market value as of the close of trading on each business day when the NYSE is open. Securities, other than stock options, listed on the NYSE or other exchanges are valued on the basis of the last sale price on the exchange on which they are primarily traded. However, if the last sale price on the NYSE is different than the last sale price on any other exchange, the NYSE price will be used. If there are no sales on that day, the securities are valued at the closing bid price on the NYSE or other primary exchange for that day. Securities traded in the over-the-counter market are valued on the basis of the last sale price as reported by NASDAQ. If there are no sales on that day, the securities are valued at the mean between the closing bid and asked prices as reported by NASDAQ. Stock options traded on national securities exchanges are valued at the last sale price prior to the time of computation of net asset value per share. Futures contracts and options thereon, which are traded on commodities exchanges, are valued at their daily settlement value as of the close of such commodities exchanges. Securities for which quotations are not readily available and other assets are valued at their fair value as determined pursuant to procedures adopted in good faith by the Board of Trustees of the Trust. Debt securities will be valued at their current market value when available or at their fair value, which for securities with remaining maturities of 60 days or less has been determined in good faith by the Board of Trustees to be represented by amortized cost value, absent unusual circumstances. One or more pricing services may be utilized to determine the fair value of securities held by the Fund. The Board of Trustees will review and monitor the methods used by such services to assure itself that securities are appropriately valued.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

     Shares of the Fund are offered for sale on a continuous basis, directly by the Fund. Shares of the Fund are sold and redeemed at their net asset value as next determined after receipt of the purchase or redemption order in proper form.

         The Fund may suspend the right of redemption or postpone the date of payment for shares during a period when: (a) trading on the NYSE is restricted by applicable rules and regulations of the Securities and Exchange Commission (the "SEC") (b) the NYSE is closed for other than customary weekend and holiday closings; (c) the SEC has by order permitted these suspensions; or (d) an emergency exists as a result of which: (i) disposal by the Fund of securities owned by it is not reasonably practicable, or (ii) it is not reasonably practicable for the Fund to determine the fair market value of its net assets.

     The Fund may pay the proceeds of a redemption by making an in-kind distribution of securities, but it has committed to pay in cash all redemption requests by a shareholder of record, limited in amount during any 90-day period up to the lesser of $250,000 or 1% of the value of the Fund's net assets at the beginning of such period. Such commitment is irrevocable without the prior approval of the Securities and Exchange Commission. In the case of requests for redemption in excess of such amount, the Board of Trustees reserves the right to make payments in whole or in part in securities or other assets of the Fund. In this event, the securities would be valued in the same manner as the Fund's net asset value is determined. If the recipient sold such securities, brokerage charges would be incurred.

                          SPECIAL SHAREHOLDER SERVICES

     As noted in the Prospectus, the Fund offers the following shareholder services:

     REGULAR ACCOUNT. The regular account allows for voluntary investments to be made at any time. Available to individuals, custodians, corporations, trusts, estates, corporate retirement plans and others, investors are free to make additions and withdrawals to or from their account as often as they wish. When an investor makes an initial investment in the Fund, a shareholder account is opened in accordance with the investor's registration instructions. Each time there is a transaction in a shareholder account, such as an additional investment or a redemption, the shareholder will receive a confirmation statement showing the current transaction and all prior transactions in the shareholder account during the calendar year to date.

     AUTOMATIC INVESTMENT PLAN. The automatic investment plan enables investors to make regular monthly or bi-monthly investments in shares through automatic charges to their checking account. With shareholder authorization and bank approval, the Transfer Agent will automatically charge the checking account for the amount specified ($50 minimum) which will be automatically invested in shares at the public offering price on or about the fifteenth and/or the last business day of the month. The shareholder may change the amount of the investment or discontinue the plan at any time by writing to the Transfer Agent.

     SYSTEMATIC WITHDRAWAL PLAN. Shareholders owning shares with a value of $5,000 or more may establish a Systematic Withdrawal Plan. A shareholder may receive monthly or quarterly payments, in amounts of not less than $50 per payment, by authorizing the Fund to redeem the necessary number of shares periodically (each month, or quarterly in the months of March, June, September and December). Payments may be made directly to an investor's account with a commercial bank or other depository institution via an Automated Clearing House ("ACH") transaction.

     Instructions for establishing this service are included in the Application contained in the Prospectus or are available by calling the Fund. Payment may also be made by check made payable to the designated recipient and mailed within 7 days of the redemption date. If the designated recipient is other than the registered shareholder, the signature of each shareholder must be guaranteed on the application (see "How to Redeem Shares" in the Prospectus). A corporation (or partnership) must also submit a "Corporate Resolution" (or "Certification of Partnership") indicating the names, titles and required number of signatures authorized to act on its behalf. The application must be signed by a duly authorized officer(s) and the corporate seal affixed.
No redemption fees are charged to shareholders under this plan. Costs in conjunction with the administration of the plan are borne by the Fund. Investors should be aware that such systematic withdrawals may deplete or use up entirely their initial investment that the redemption of shares to make withdrawal payments and may result in realized long-term or short-term capital gains or losses. The Systematic Withdrawal Plan may be terminated at any time by the Fund upon sixty days' written notice or by an investor upon written notice to the Fund. Applications and further details may be obtained by calling the Fund at 1-800-HUSSMAN, or by writing to:

                            Hussman Investment Trust
                         c/o Ultimus Fund Solutions, LLC
                                 P.O. Box 46707
                             Cincinnati, Ohio 45246

     TRANSFER OF REGISTRATION. To transfer shares to another owner, send a written request to the Transfer Agent at the address shown herein. Your request should include the following: (1) the Fund name and existing account registration; (2) signature(s) of the registered owner(s) exactly as the signature(s) appear(s) on the account registrations; (3) the new account registration, address, social security or taxpayer identification number and how dividends and capital gains are to be distributed; (4) signature guarantees (see "How to Redeem Shares" in the Prospectus); and (5) any additional documents which are required for transfer by corporations, administrators, executors, trustees, guardians, etc. If you have any questions about transferring shares, call or write the Transfer Agent.

                             MANAGEMENT OF THE TRUST

     Overall responsibility for management of the Trust rests with its Trustees, who are elected by the Fund's shareholders. The initial Trustees were elected by the Adviser as the initial shareholder of the Trust. The Trustees elect the officers of the Trust to actively supervise its day-to-day operations. Certain officers of the Trust also may serve as a Trustee.

     The Trust will be managed by the Trustees in accordance with the laws of the State of Ohio governing business trusts. There are currently five Trustees, three of whom are not "interested persons" of the Trust within the meaning of that term under the 1940 Act. The disinterested Trustees receive compensation for their services as a Trustee and attendance at meetings of the Trustees. Officers of the Trust receive no compensation from the Trust for performing the duties of their offices.

     The Trustees and officers of the Trust, their addresses and their principal occupations during the past five (5) years are as follows:

NAME, AGE AND                     POSITION WITH THE     PRINCIPAL OCCUPATIONS
ADDRESS                           TRUST                 DURING PAST 5 YEARS
                                                        AND OTHER AFFILIATIONS
John P. Hussman*                  President and         Chairman, President and
3525 Ellicott Mills Drive         Trustee               Treasurer of Hussman
Ellicott City, Maryland 21043                           Econometrics Advisors, Inc.;
Age 37                                                  Professor of Economics
                                                        and International Finance at the
                                                        University of Michigan School of
                                                        Business Administration from 1992
                                                        until 1999.

David C. Anderson                 Trustee               Network Administrator for
916 North Oak Park Avenue                               Hephzibah Childrens Association
Oak Park, Illinois 60302                                (child welfare); prior to 1996,
Age 49                                                  a self-employed futures trader.

Lee R. Baker*                     Trustee               Director of the Raymond F. Baker
5330 NW 71st Place                                      Foundation; member of the Board
Johnston, Iowa 50131                                    of Governors of the Iowa State
Age 70                                                  University Foundation; Director of
                                                        the Baker Council for Excellence in
                                                        Agronomy.

Nelson F. Freeburg                Trustee               President and Owner of Formula
4745 Poplar Avenue, Suite 307                           Research, Inc. (financial
Memphis, Tennessee 38117                                newsletter publisher); Owner of
Age 48                                                  Freeburg Properties LLC,
                                                        Freeburg Development LLC and
                                                        Chickasaw Land & Investment Co.

William H. Vanover                Trustee               Investment Officer for Planning
838 Long Lake Road, Suite 100                           Alternatives, Ltd. (registered
Bloomfield Hills, Michigan 48302                        investment adviser).
Age 53

Robert G. Dorsey                  Vice President        Managing Director of
135 Merchant Street, Suite 230                          Ultimus Fund Solutions, LLC;
Cincinnati, Ohio 45246                                  prior to March 1999,
Age 43                                                  President of Countrywide Fund
                                                        Services, Inc. (mutual fund services
                                                        company).

Mark J. Seger                     Treasurer             Managing Director of
135 Merchant Street, Suite 230                          Ultimus Fund Solutions, LLC;
Cincinnati, Ohio  45246                                 prior to March 1999, First
Age 38                                                  Vice President of Countrywide Fund
                                                        Services, Inc.

John F. Splain                    Secretary             Managing Director of
135 Merchant Street, Suite 230                          Ultimus Fund Solutions, LLC;
Cincinnati, Ohio  45246                                 prior to March 1999, First
Age 43                                                  Vice President and Secretary of
                                                        Countrywide Fund Services, Inc. and
                                                        affiliated companies.

* Trustee who is deemed to be an "interested person" of the Trust, as defined in the 1940 Act.

     Each Trustee who is not an affiliated person of the Adviser receives an annual retainer of $ 2,000 for services as a Trustee to the Trust, plus a per meeting fee of $500 for each meeting attended.

Trustees are reimbursed for expenses incurred in attending such meetings.

     The Trustees have established a Nominating Committee, which is responsible for identifying and nominating qualified individuals to serve as Trustees, and an Audit Committee, which oversees the Fund's accounting and financial reporting policies and the independent audit of its financial statements. Mr. Anderson, Mr. Freeburg and Mr. Vanover are the members of the Nominating Committee and the Audit Committee.

                               INVESTMENT ADVISER

     Hussman Econometrics Advisors, Inc. (the "Adviser"), 3525 Ellicott Mills Drive, Ellicott City, Maryland 21043, serves as investment adviser to the Fund under an investment advisory agreement dated as of July 20, 2000 (the "Advisory Agreement"). The Adviser, founded in 1993, is a registered investment adviser that manages more than $ 25 million in assets as of the date of this Statement of Additional Information. Subject to the Fund's investment objective and policies approved by the Trustees of the Trust, the Adviser manages the Fund's portfolio and makes all investment decisions for the Fund, and continuously reviews, supervises and administers the Fund's investment program.

     For these services, the Fund pays the Adviser a monthly fee which is computed at the annual rate of 1.25% of the average daily net assets of the Fund. The Adviser has contractually agreed to waive a portion of its advisory fees or to reimburse the Fund's operating expenses to the extent necessary so that the Fund's ordinary operating expenses do not exceed an amount equal to 2% annually of the Fund's net assets. This expense limitation agreement remains in effect until at least December 31, 2001. Any fee waivers or expense reimbursements by the Adviser, either before or after December 31, 2001, are subject to repayment by the Fund provided the Fund is able to effect such repayment and remain in compliance with the undertaking by the Adviser to limit expenses of the Fund, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayment.

     Unless sooner terminated, the Advisory Agreement shall continue in effect for a period of two years, and thereafter, shall continue for successive one-year periods if continuance is approved at least annually (i) by the Trustees or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Trustees who are not parties to the Advisory Agreement, or interested persons (as defined in the 1940 Act) of any of these parties, cast in person at a meeting called for this purpose. The Advisory Agreement is terminable at any time on 60 days' prior written notice without penalty by the Trustees, by vote of a majority of outstanding shares of the Fund, or by the Adviser. The Agreement also terminates automatically in the event of its assignment, as defined in the 1940 Act and the rules thereunder.

     The Advisory Agreement provides that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Trust in connection with the performance of its duties, except a loss resulting from willful misfeasance, bad faith or gross negligence on the part of the Adviser in the performance of its duties, or from reckless disregard of its duties and obligations thereunder.

                             PORTFOLIO TRANSACTIONS

     Pursuant to the Advisory Agreement, the Adviser determines, subject to the general supervision of the Trustees of the Trust and in accordance with the Fund's investment objective, policies and restrictions, which securities are to be purchased and sold by the Fund and which brokers are eligible to execute the Fund's portfolio transactions.

     Purchases and sales of portfolio securities that are debt securities usually are principal transactions in which portfolio securities are normally purchased directly from the issuer or from an underwriter or market maker for the securities. Purchases from underwriters of portfolio securities generally include a commission or concession paid by the issuer to the underwriter, and purchases from dealers, serving as market makers may include the spread between the bid and asked prices. Transactions on stock exchanges involve the payment of negotiated brokerage commissions. Transactions in the over-the-counter market are generally principal transactions with dealers. With respect to the over-the-counter market, the Fund, where possible, will deal directly with the dealers who make a market in the securities involved except under those circumstances where better price and execution are available elsewhere.

     Allocation of transactions, including their frequency, to various brokers and dealers is determined by the Adviser in its best judgment and in a manner deemed fair and reasonable to shareholders. The primary consideration is prompt execution of orders in an effective manner at the most favorable price. Subject to this consideration, brokers who provide investment research to the Adviser may receive orders for transactions on behalf of the Fund. Information so received is in addition to and not in lieu of services required to be performed by the Adviser and does not reduce the fees payable to the Adviser by the Fund. Such information may be useful to the Adviser in serving both the Fund and other clients and, conversely supplemental information obtained by the placement of brokerage orders of other clients may be useful to the Adviser in carrying out its obligations to the Fund.

     While the Adviser generally seeks competitive commissions, the Fund may not necessarily pay the lowest commission available on each brokerage transaction for the reasons discussed above.

     Investment decisions for the Fund are made independently from those made for other accounts managed by the Adviser. Any other account may also invest in the securities in which the Fund invests. When a purchase or sale of the same security is made at substantially the same time on behalf of the Fund and another account managed by the Adviser, the policy of the Adviser generally is that the transaction will be averaged as to price and available investments will be allocated as to amount in a manner which the Adviser believes to be equitable to the Fund and such other account. In some instances, this procedure may adversely affect the price paid or received by the Fund or the size of the position obtained by the Fund.

                             OTHER SERVICE PROVIDERS

ADMINISTRATOR, FUND ACCOUNTANT AND TRANSFER AGENT

     Ultimus Fund Solutions, LLC ("Ultimus"), 135 Merchant Street, Suite 230, Cincinnati, Ohio 45246, serves as the Administrator, Fund Accountant and Transfer Agent to the Trust pursuant to service agreements dated as of July 20, 2000 (the "Service Agreements")

     As Administrator, Ultimus assists in supervising all operations of the Fund (other than those performed by the Adviser under the Advisory Agreement). Ultimus has agreed to perform or arrange for the performance of the following services (under the Service Agreements, Ultimus may delegate all or any part of its responsibilities thereunder):

     -- prepares and assembles reports required to be sent to the Fund's shareholders and arranges for the printing and dissemination of such reports;

     -- assembles reports required to be filed with the SEC and files such completed reports with the SEC;

     -- arranges for the dissemination to shareholders of the Fund's proxy materials and oversees the tabulation of proxies by the Transfer Agent;

     --   reviews the provision of dividend disbursing services to the Fund;

     -- calculates, or arranges for the calculation of, the net asset value of the Fund's shares;

     -- determines the amounts available for distribution as dividends and distributions to be paid by the Fund to its shareholders; prepares and arranges for the printing of dividend notices to shareholders; and provides the Fund's Transfer Agent and Custodian with such information as is required for them to effect the payment of dividends and distributions;

     -- prepares and files the Fund's federal income and excise tax returns and the Fund's state and local tax returns;

     -- monitors compliance of the Fund's operation with the 1940 Act and with its investment policies and limitations;

     -- provides accounting and bookkeeping services (including the maintenance of such accounts, books and records of the Fund as may be required by Section 31(a) of the 1940 Act and the rules and regulations thereunder);and

     -- makes such reports and recommendations to the Trust's Board of Trustees as the Board reasonably requests or deems appropriate.

     As Fund Accountant, Ultimus maintains the accounting books and records for the Fund, including journals containing an itemized daily record of all purchases and sales of portfolio securities, all receipts and disbursements of cash and all other debits and credits, general and auxiliary ledgers reflecting all asset, liability, reserve, capital, income and expense accounts, including interest accrued and interest received, and other required separate ledger accounts. The Fund Accountant also maintains a monthly trial balance of all ledger accounts; performs certain accounting services for the Fund, including calculation of the net asset value per share, calculation of the dividend and capital gain distributions, reconciles cash movements with the Custodian, verifies and reconciles with the Custodian all daily trade activities; provides certain reports; obtains dealer quotations or prices from pricing services used in determining net asset value; and prepares an interim balance sheet, statement of income and expense, and statement of changes in net assets for the Fund.

     As Transfer Agent, Ultimus performs the following services in connection with the Fund's shareholders of record: maintains shareholder records for each of the Fund's shareholders of record; processes shareholder purchase and redemption orders; processes transfers and exchanges of shares of the Fund on the shareholder files and records; processes dividend payments and reinvestments; and assists in the mailing of shareholder reports and proxy solicitation materials.

     Ultimus receives fees from the Fund for its services as Administrator, Fund Accountant and Transfer Agent, and expenses assumed pursuant to the Service Agreements. The fee payable to Ultimus as Administrator is calculated daily and paid monthly, at the annual rate of 0.15% of the average daily net assets of the Fund up to $50 million; 0.125% of such assets between $50 million and $100 million; 0.10% of such assets between $100 million and $250 million; 0.075% of such assets between $250 million and $500 million; and 0.05% of such assets over $500 million; subject, however, to a minimum fee of $2,000 per month. The fee payable by the Fund to Ultimus as Fund Accountant is $2,500 per month plus an asset based fee at the annual rate of 0.01% of the Fund's average daily net assets up to $500 million and 0.005% of such assets over $500 million. The fee payable by the Fund to Ultimus as Transfer Agent is at the annual rate of $17 per shareholder account, subject to a minimum fee of $1,500 per month.

     Unless sooner terminated as provided therein, the Service Agreements between the Trust and Ultimus will continue in effect until July 20, 2002. The Service Agreements thereafter, unless otherwise terminated as provided in the Service Agreements, shall be renewed automatically for successive one-year periods.

     The Service Agreements provide that Ultimus shall not be liable for any error of judgment or mistake of law or any loss suffered by the Trust in connection with the matters to which the Service

Agreements relate, except a loss from willful misfeasance, bad faith or negligence in the performance of its duties, or from the reckless disregard by Ultimus of its obligations and duties thereunder.

CUSTODIAN

     Firstar Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as Custodian to the Trust pursuant to a Custody Agreement dated as of July 20, 2000. The Custodian's responsibilities include safeguarding and controlling the Fund's cash and securities, handling the receipt and delivery of securities, and collecting interest and dividends on the Fund's investments.

INDEPENDENT AUDITORS

     The Trust has selected Arthur Andersen LLP, 425 Walnut Street, Cincinnati, Ohio 45202, to serve as independent auditors for the Trust and to audit the financial statements of the Trust for its first fiscal period ending June 30, 2001.

TRUST COUNSEL

     The Trust has selected Schulte Roth & Zabel LLP, 900 Third Avenue, New York, New York 10022, to serve as counsel for the Trust and counsel to the Trustees who are not "interested persons" of the Trust.

                               GENERAL INFORMATION

DESCRIPTION OF SHARES

     The Trust is an unincorporated business trust that was organized under Ohio law on June 1, 2000. The Trust's Declaration of Trust authorizes the Board of Trustees to divide shares into series, each series relating to a separate portfolio of investments, and may further divide shares of a series into separate classes. In the event of a liquidation or dissolution of the Trust or an individual series or class, shareholders of a particular series or class would be entitled to receive the assets available for distribution belonging to such series or class. Shareholders of a series or class are entitled to participate equally in the net distributable assets of the particular series or class involved on liquidation, based on the number of shares of the series or class that are held by each shareholder. If any assets, income, earnings, proceeds, funds or payments are not readily identifiable as belonging to any particular series or class, the Trustees shall allocate them among any one or more series or classes as they, in their sole discretion, deem fair and equitable.

     Shares of the Fund, when issued, are fully paid and non-assessable. Shares have no subscription, preemptive or conversion rights. Shares do not have cumulative voting rights. Shareholders are entitled to one vote for each full share held and a fractional vote for each fractional share held. Shareholders of all series and classes of the Trust, including the Fund, will vote together and not separately, except as otherwise required by law or when the Board of Trustees determines that the matter to be voted upon affects only the interests of the shareholders of a particular series or class. Rule 18f-2 under the 1940 Act provides, in substance, that any matter required to be submitted to the holders of the outstanding voting securities of an investment company such as the Trust shall not be deemed to have been effectively acted upon unless approved by the holders of a majority of the outstanding shares of each series or class affected by the matter. A series or class is affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of the series or class. Under Rule 18f-2, the approval of an investment advisory agreement, a distribution plan or any change in a fundamental investment policy would be effectively acted upon with respect to a series or class only if approved by a majority of the outstanding shares of such series or class. However, the Rule also provides that the ratification of the appointment of independent accountants and the election of Trustees may be effectively acted upon by shareholders of the Trust voting together, without regard to a particular series or class.

TRUSTEE LIABILITY

     The Declaration of Trust provides that the Trustees of the Trust will not be liable in any event in connection with the affairs of the Trust, except as such liability may arise from his or her own bad faith, willful misfeasance, gross negligence or reckless disregard of duties. It also provides that all third parties shall look solely to the Trust property for satisfaction of claims arising in connection with the affairs of the Trust. With the exceptions stated, the Declaration of Trust provides that a Trustee or officer is entitled to be indemnified against all liability in connection with the affairs of the Trust.

CODE OF ETHICS

         The Trust and the Adviser have each adopted a Code of Ethics which prohibits its affiliated personnel from engaging in personal investment activities which compete with or attempt to take advantage of the Fund's planned portfolio transactions. Each of these parties monitors compliance with its Code of Ethics.

                           ADDITIONAL TAX INFORMATION

     The Fund intends to qualify as a regulated investment company, or "RIC", under the Internal Revenue Code of 1986, as amended (the "Code"). Qualification generally will relieve the Fund of liability for federal income taxes to the extent its net investment income and net realized capital gains are distributed in accordance with the Code. Depending on the extent of the Fund's activities in states and localities in which its offices are maintained, in which its agents or independent contractors are located, or in which it is otherwise deemed to be conducting business, the Fund may be subject to the tax laws of these states or localities. If for any taxable year the Fund does not qualify for the special tax treatment afforded regulated investment companies, all of its taxable income will be subject to a federal tax at regular corporate rates (without any deduction for distributions to its shareholders). In such event, dividend distributions would be taxable to shareholders to the extent of earnings and profits, and would be eligible for the dividends-received deduction for corporations. To qualify as a RIC, the Fund must comply with certain distribution, diversification, source of income and other applicable requirements.

     The Fund's net realized capital gains from securities transactions will be distributed only after reducing such gains by the amount of any available capital loss carryforwards. Capital losses may be carried forward to offset any capital gains for eight years, after which any undeducted capital loss remaining is lost as a deduction.

     A federal excise tax at the rate of 4% will be imposed on the excess, if any, of the Fund's "required distribution" over actual distributions in any calendar year. Generally, the "required distribution" is 98% of the Fund's ordinary income for the calendar year plus 98% of its net capital gains recognized during the one year period ending on October 31 of that calendar year plus undistributed amounts from prior years. The Fund intends to make distribution sufficient to avoid imposition of the excise tax.

     Information set forth in the Prospectus and this SAI which relates to federal taxation is only a summary of some of the important federal tax considerations generally affecting shareholders. No attempt has been made to present a detailed explanation of the federal income tax treatment of the Fund or its shareholders and this description is not intended as a substitute for federal tax planning. Accordingly, potential shareholders of the Fund are urged to consult their tax advisers with specific reference to their own tax situation. In addition, the tax discussion in the Prospectus and this SAI is based on tax laws and regulations which are in effect on the date of the Prospectus and this SAI; these laws and regulations may be changed by legislative or administrative action.

                             PERFORMANCE INFORMATION

     From time to time performance information for the Fund showing its average annual total return and aggregate total return may be presented in advertisements, sales literature and shareholder reports. Such performance figures are based on historical earnings and are not intended to indicate future performance. Average annual total return of the Fund will be calculated for the most recent 1, 5 and 10 year periods or, if the Fund has not been in existence for any such period, for the period since the Fund began operations. Average annual total return is measured by comparing the value of an investment in the Fund at the beginning of the relevant period to the redemption value of the investment at the end of the period (assuming immediate reinvestment of any dividends or capital gains distributions) and annualizing the result. Aggregate total return is calculated similarly to average annual total return except that the return figure is aggregated over the relevant period instead of annualized.

     Total return is a function of the type and quality of instruments held in the portfolio, levels of operation expenses and changes in market conditions. Consequently, total return will fluctuate and is not necessarily representative of future results. Any fees charged by financial intermediaries with respect to customer accounts for investing in shares of the Fund will not be included in performance calculations. These fees, if charged, will reduce the actual performance from that quoted. If the Adviser voluntarily waives all or a part of its fees, the total return of the Fund will be higher than it would be in the absence of such voluntary waiver.

CALCULATION OF TOTAL RETURN

     Average annual total return is a measure of the change in value of the investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in the Fund immediately rather than paid to the investor in cash. Average annual total return will be calculated by:
(1) adding to the total number of shares purchased by a hypothetical $1,000 investment in the Fund and all additional shares which would have been purchased if all dividends and distributions paid or distributed during the period had immediately been reinvested, (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share on the last trading day of the period, (3) assuming redemption at the end of the period, and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment and annualizing the result.

PERFORMANCE COMPARISONS

     Advertisements, sales materials and shareholder reports may compare the investment performance of the Fund to the performance of other mutual funds with comparable investment objectives and policies or to various mutual fund or market indices, such as those prepared by Dow Jones & Co., Inc., Standard & Poor's, Lehman Brothers, Inc., Morgan Stanley Capital International and Frank Russell Company, as well as data prepared by Lipper, Inc. and Morningstar, Inc., widely recognized independent services which monitor the performance of mutual funds, and the Consumer Price Index. Comparisons may also be made to indices or data published in Money Magazine, Forbes, Barron's, The Wall Street Journal, The New York Times, Business Week, Pensions & Investments, and USA Today. In addition to performance information, general information about the Fund that appears in a publication such as those mentioned above, may be included in advertisements and in reports to shareholders.

     From time to time, the Fund (or the Adviser) may include the following types of information in advertisements, supplemental sales literature and reports to shareholders: (1) discussions of general economic or financial principles (such as the effects of compounding and the benefits of dollar-cost averaging); (2) discussions of general economic trends; (3) presentations of statistical data to supplement these discussions; (4)descriptions of past or anticipated portfolio holdings for the Fund; (5) descriptions of investment strategies for the Fund; (6) descriptions or comparisons of various savings and investment policies (including, but not limited to, insured bank products, annuities, qualified retirement plans and individual stocks and bonds), which may or may not include the Fund; (7) comparisons of investment products (including the Fund) with relevant market or industry indices or other appropriate benchmarks; and (8) discussions of fund rankings or ratings by recognized rating organizations. The Fund may also include calculations, such as hypothetical compounding examples which describe hypothetical investment results in such communications. These performance examples will be based on an expressed set of assumptions and are not indicative of the performance of the Fund.

     Morningstar, Inc., Chicago, Illinois, rates mutual funds on a one- to five-star rating scale with five stars representing the highest rating. Such ratings are based on a fund's historical risk/reward ratio as determined by Morningstar, Inc. relative to other funds in that fund's investment objective category or class. The one- to five-star ratings represent the following ratings by Morningstar, Inc. respectively: Lowest, Below Average, Neutral, Above Average and Highest.

                         HUSSMAN STRATEGIC GROWTH FUND,
                                   a series of
                            HUSSMAN INVESTMENT TRUST

                              FINANCIAL STATEMENTS
                                     AS OF
                                 JUNE 20, 2000

                                 TOGETHER WITH
                                AUDITORS' REPORT

Report of Independent Public Accountants
----------------------------------------

To the Shareholder and Board of Trustees of the Hussman Strategic Growth Fund:

We have audited the accompanying statement of assets and liabilities of the Hussman Strategic Growth Fund of the Hussman Investment Trust (an Ohio business trust) as of June 20, 2000, and the related statement of operations for the period then ended. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audit.

We conducted our audit in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 20, 2000, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, the financial staements referred to above present fairly, in all material respects, the financial position of the Hussman Strategic Growth Fund as of June 20, 2000 and the results of its operations for the period then ended, in conformity with accounting pricniples generally accepted in the United States.

                                        /s/ Arthur Andersen LLP

Cincinnati, Ohio,
June 22, 2000

                            HUSSMAN INVESTMENT TRUST
                          HUSSMAN STRATEGIC GROWTH FUND
                       Statement of Assets and Liabilities
                               As of June 20, 2000


     ASSETS
     Cash                                                      $   100,000
                                                               -----------
          TOTAL ASSETS                                             100,000
                                                               -----------
     Net assets for shares of beneficial
          interest outstanding                                 $   100,000
                                                               ===========
     Shares outstanding                                             10,000
                                                               ===========
     Net asset value per share                                 $     10.00
                                                               ===========

The accompanying notes are an integral part of this statement.

                            HUSSMAN INVESTMENT TRUST
                          HUSSMAN STRATEGIC GROWTH FUND
                             Statement of Operations
                       For the Period Ended June 20, 2000*


     INVESTMENT INCOME                                         $    -
                                                               -----------
     EXPENSES
     Organization costs                                             55,000
     Reimbursement of expenses by Adviser                          (55,000)
                                                               -----------
          NET EXPENSES                                              -
                                                               -----------
     NET INVESTMENT INCOME                                     $    -
                                                               ===========

*    The commencement of Fund operations was June 20, 2000

The accompanying notes are an integral part of this statement.

                            HUSSMAN INVESTMENT TRUST
                          HUSSMAN STRATEGIC GROWTH FUND
                        NOTES TO THE FINANCIAL STATEMENTS
                               AS OF JUNE 20, 2000


(1) The Hussman Strategic Growth Fund (the "Fund") is a diversified series of the Hussman Investment Trust, an open-end management investment company established as an Ohio business trust under a Declaration of Trust dated March 20, 2000. The Fund seeks to provide long-term capital appreciation, with added emphasis on capital preservation during unfavorable market conditions. On June 20, 2000, 10,000 shares of the Fund were issued for cash, at $10.00 per share, to John P. Hussman, who is President and a Trustee of the Trust. The Fund has had no operations except for the initial issuance of shares.

(2) Hussman Econometrics Advisors, Inc. (the "Investment Adviser") serves as the investment adviser to the Fund. For its services, the Fund pays the Investment Adviser an investment advisory fee at the annual rate of 1.25% of the Fund's average daily net assets, less any fee waivers and expense reimbursements. The Fund is responsible for its own operating expenses. The Investment Adviser has agreed, until at least December 31, 2001, to reduce fees payable to it by the Fund to the extent necessary to limit the Fund's aggregate annual operating expenses to 2.00% of the average daily net assets. Any such reductions made by the Investment Adviser through December 31, 2001 or thereafter in its fees or payments or reimbursement of expenses which are the Fund's obligations ($55,000 as of June 20, 2000) may be subject to repayment by the Fund provided the Fund is able to effect such repayment and remain in compliance with applicable expense limitations, and provided further that the expenses which are the subject of the repayment were incurred within three years of such repayment.

(3) Reference is made to the Prospectus and the Statement of Additional Information for a description of the Advisory Agreement, the Administration Agreement, tax aspects of the Fund and the calculation of the net asset value of shares of the Fund.